Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
14.
Subsequent Events
a)
Methanol Dual Fuel New-Building Kamsarmax Dry Bulk Vessels
: On July 8, 2026, the Company
paid an advance for the construction of the vessels amounting to $ 4,600
(Note 5).
b)
Ecogas:
On
July
8,
2026,
the
Company
paid
$
2,740
to
Ecogas
(Note
3),
representing
part
of
its
equity participation in funding the construction of the vessels.
c)
Bergen:
On
July
10,
2026,
the
Company
received
a
dividend
of
$
375
that
had
been
declared
by
Bergen on June 4, 2026 (Note 3)
d)
Series B Preferred Stock Dividends
: On July 15, 2026,
the Company paid a quarterly dividend on
its
series
B
preferred stock,
amounting to
$
0.5546875
per
share,
or
$
1,442
,
to
its
stockholders of
record as of July 14, 2026.
e)
Common
Stock
Dividend:
On
July
30,
2026,
the
Company
declared
a
cash
dividend
on
its
common
stock
of
$
0.01
per
share,
based
on
the
Company’s
results
of
operations
for
the
quarter
ended
June
30,
2026.
The
cash
dividend
is
payable
on
or
around
September
11,
2026,
to
all
shareholders of record as of August 26, 2026.
f)
DWM:
On
July 27,
2026, the
Company,
together with
an unrelated
third party,
entered into
a loan
agreement with
DWM, pursuant
to which
the Company
advanced $
250
to fund
the working
capital
requirements
of
DWM. The
loan
matures
two
years
from
the
date
of
the
agreement, and
DWM
is
obligated to repay
the outstanding principal balance,
together with accrued interest,
fees, costs and
any other amounts payable under the facility, on or before the maturity date.
g)
OceanPal Series C Preferred
Stock:
On July 30, 2026, the
Company received $
290
from the sale
of
its
207
Series
C
Convertible
Preferred
Shares
of
OceanPal,
pursuant
to
a
Stock
Purchase
Agreement it entered into with a related party, Sezali Inc. ("Sezali"), resulting in a gain of $ 110 .